Mar. 01, 2016

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus

and Summary Prospectuses dated March 1, 2016, as applicable

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Transamerica High Yield Muni

Transamerica Intermediate Muni

Effective immediately, the following risk is added alphabetically to the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica High Yield Muni and Transamerica Intermediate Muni, and the “More on Risks of Investing in the Funds” section of the Prospectus:

Puerto Rico Municipal Securities – Municipal securities of issuers located in the Commonwealth of Puerto Rico may be affected by political, social and economic conditions in Puerto Rico. Puerto Rico’s economy has been in a recession since late 2006, which has contributed to a steep increase in unemployment rates, funding shortfalls of state employees’ retirement systems, a budget deficit resulting from a structural imbalance, and reduced government revenues. Recently, Puerto Rico has defaulted on certain general obligation bonds and agency debt payments and there may be additional defaults. If issuers of Puerto Rico municipal securities held by the fund default on their obligations, the fund may lose the value of those investments. Although Puerto Rico is a U.S. territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under U.S. bankruptcy law in order to seek protection from creditors or restructure their debt. Congress recently passed legislation that creates an oversight board to control Puerto Rico’s finances and restructure its debts. The actions of the oversight board could negatively impact the value and liquidity of the fund’s investments in Puerto Rico municipal securities.

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Transamerica Intermediate Muni

Effective immediately, the third paragraph of the “Principal Investment Strategies” section of the Prospectus and the Summary Prospectus for Transamerica Intermediate Muni, and the “More on Each Fund’s Strategies and Investments – Transamerica Intermediate Muni” section of the Prospectus, is replaced in its entirety as follows:

Under normal conditions, the fund’s dollar-weighted average maturity is more than 3 years and less than 10 years.

A fixed income security’s maturity is the date at which the security’s issuer legally agrees to repay the principal.

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Investors Should Retain this Supplement for Future Reference

September 21, 2016